DEBT	12 Months Ended
Dec. 31, 2016
DEBT
DEBT

7) DEBT

($ thousands)	December 31, 2016	December 31, 2015
Current:
Senior notes	$29,539	$—
	29,539	—
Long-term:
Bank credit facility	$23,226	$86,543
Senior notes	716,060	1,137,139
	739,286	1,223,682
Total debt	$768,825	$1,223,682

Bank Credit Facility

Enerplus has a senior unsecured, covenant‑based, $800 million bank credit facility that matures on October 31, 2019. Drawn fees range between 150 and 315 basis points over bankers’ acceptance rates, with current drawn fees of 170 basis points. Standby fees on the undrawn portion of the facility are based on 20% of the drawn pricing. The Company has the ability to request an extension of the facility or repay the entire balance at the end of the term. At December 31, 2016 Enerplus had $23.2 million (December 31, 2015 - $86.5 million) drawn and was in compliance with all covenants under the facility. During 2016 a fee of $0.7 million (2015 - $0.3 million, 2014 - $0.6 million) was paid to extend the facility. The weighted average interest rate on the facility for the year ended December 31, 2016 was 2.6% (December 31, 2015 – 2.2%).

Senior Notes

During 2016 Enerplus repurchased US$267 million in outstanding senior notes at a discount, resulting in gains of $19.3 million.  These repurchases resulted in total repayments of $335.4 million in 2016.

On June 18, 2015 Enerplus made bullet payments on both its US$40 million and $40 million senior notes, which were issued on June 18, 2009. On October 1, 2015 Enerplus made its fifth and final principal repayment of US$10.8 million on the US$54 million senior notes issued on October 1, 2003 and settled the corresponding foreign exchange swap.  The final principal repayment totaled $11.0 million and a gain of $3.3 million was realized on the foreign exchange swap, which was recorded as a realized foreign exchange gain on the Consolidated Statements of Income/(Loss).

The terms and rates of the Company’s outstanding senior notes are detailed below:

				Original	Remaining	CDN$ Carrying
			Coupon	Principal	Principal	Value
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$105,000	$140,923
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	26,854
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$298,000	400,125
June 18, 2009	June 18 and Dec 18	5 equal annual installments beginning June 18, 2017	7.97%	US$225,000	US$110,000	147,697
				Total carrying value		$745,599
				Current portion		29,539
				Long-term portion		$716,060

At December 31, 2016 Enerplus was in full compliance with all covenants under the senior notes.